ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	1 Months Ended
	Sep. 28, 2023	Jun. 30, 2024	Dec. 31, 2023	Jan. 16, 2023
Share exchanged	10,432,800
Share exchange agreement description	ESG entered into a share exchange agreement with Funan Allied United Farmer Products Co., Ltd., a China corporation incorporated in May 2017 (“AUFP”), and 74.52% of shareholders of AUFP, (each a “Shareholder,” and collectively, the “Shareholders”), through Hainan ESG. Pursuant to such agreement, the Shareholders exchanged their equity of AUFP to Hainan ESG for shares of common stock of ESG, and ESG has agreed to offer 10,432,800 of ESG shares. Following this transaction, AUFP became a 74.52% subsidiary of ESG through Hainan ESG.
AUFP [Member]
Ownership percentage	74.52%	74.52%	74.52%
ESG [Member]
Ownership percentage				100.00%
Mr. Zhi Yang [Member] | AUFP [Member]
Ownership percentage		30.00%	30.00%
Zhihan [Member] | AUFP [Member]
Ownership percentage		24.52%	24.52%
Zhihan [Member] | ESG [Member]
Ownership percentage		83.526%	83.526%
Mr. Chris Alonzo [Member] | AUFP [Member]
Ownership percentage		10.00%	10.00%
Mr. Christopher Alonzo [Member] | ESG [Member]
Ownership percentage		5.406%	5.406%